Retirement Plans, Postretirement And Postemployment Benefits (Schedule Of Components Of Net Periodic Benefit Cost) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 11,270	$ 11,056
Interest cost	23,178	22,588
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	11,270	11,056	11,169
Interest cost	23,178	22,588	22,282
Expected return on assets	(24,493)	(21,041)	(16,271)
Prior service cost	534	583	655
Actuarial loss	6,324	9,986	14,379
Transition asset	(1)	(1)	(1)
Settlement charge	375	3,455
Total net periodic benefit cost	17,187	26,626	32,213
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	350	548	558
Interest cost	2,225	2,754	2,919
Prior service cost	(1,740)	(1,740)	(1,489)
Actuarial loss	85	(13)
Total net periodic benefit cost	$ 750	$ 1,575	$ 1,988